Document and Entity Information	Jan. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001877493
Document Effective Date	Jan. 28, 2025
Document Creation Date	Jan. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Valkyrie ETF Trust II
Prospectus Date	Jan. 28, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Valkyrie Bitcoin and Ether Strategy ETF | Valkyrie Bitcoin and Ether Strategy ETF
Prospectus:
Trading Symbol	BTF
Valkyrie Bitcoin Futures Leveraged Strategy ETF | Valkyrie Bitcoin Futures Leveraged Strategy ETF
Prospectus:
Trading Symbol	BTFX
Valkyrie Bitcoin Miners ETF | Valkyrie Bitcoin Miners ETF
Prospectus:
Trading Symbol	WGMI